Fees Summary	Mar. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,935,000.00
Previously Paid Amount	0.00
Total Fee Amount	1,095.82
Total Offset Amount	0.00
Net Fee	1,095.82
Narrative - Max Aggregate Offering Price	$ 7,935,000.00
Final Prospectus	true